CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income loss	$ (16,541,334)	$ (3,791,440)	$ (1,758,237)
Adjustments to reconcile net income loss to net cash:
Depreciation and amortization	79,819	69,564	29,922
Gain on the sale of property and equipment	0	(20,682)	0
Provisions and allowances	67,275	0	0
Gain on sale of investments and property and equipment	(9,600)	0	0
Market value of securities received for services	(203,165)	0	0
Change in fair value of derivative liability	1,805,990	0	0
Amortization of debt discount	935,290	0	0
Stock based compensation	4,415,799	0	0
Changes in operating assets and liabilities
Accounts receivable	263,686	518,171	(1,042,000)
Inventory	(328,250)	(48,180)	(316,254)
Deposits in escrow	(400,476)	0	0
Prepaid expenses and other assets	17,021	(36,725)	0
Accounts payables	1,723,759	(393,458)	190,668
Accrued interest payable	372,990	0	0
Accrued expenses	468,064	0	0
Customer deposits	924,747	675,762	0
Deferred revenue	88,985	(716,409)	1,451,030
Net cash used in operating activities	(6,319,400)	(3,743,397)	(1,444,871)
Cash flows from investing activities
Issuance of note receivable	0	(115,000)	0
Receipts on notes receivable, net	115,000	0	104,650
Purchase of property and equipment, net	(46,729)	(134,451)	0
Purchase of real estate	(399,594)	0	0
Purchase of intangible assets, net	(87,474)	0	0
Advances for investments	0	(1,250,000)	0
Net cash used in (provided by) investing activities	(418,797)	(1,499,451)	104,650
Cash flows from financing activities
Receipts on advances to officer	0	0	177,050
Contribution from related parties	0	810,000	561,000
Payments on a long term debt	0	(16,307)	(15,771)
Payments on (proceeds from) notes payable	(75,000)	(150,000)	50,000
Dividends paid to subsidary's shareholders	0	0	(49,965)
Proceeds from (payments on) Related parties notes payable	567,083	(746,285)	744,038
Proceeds from issuance of notes payable	261,434	0	0
Proceeds from issuance of common stock, net	2,442,859	4,486,541	858,415
Proceeds from issuance of convertible notes payable, net	3,475,000	0	0
Net cash provided by financing activities	6,671,376	4,383,949	2,324,767
Net decrease (increase) in cash	(66,821)	(858,899)	984,546
Cash, beginning of period	168,003	1,026,902	42,356
Cash, end of period	101,182	168,003	1,026,902
Supplemental disclosures of cash flow information:
Cash paid for interest	2,834	2,106	4,975
Cash paid for taxes	0	10,851	59,141
Non-cash investing and financing activities:
Marketable securities received for accounts receivable	(184,000)	184,800	125,000
Liabilities assumed for Vaporfection	0	73,739	0
Cancellation of preferred stock	0	3,000	0
Treasury stock received for sale of advances on investments	1,200,000		0
Common stock warrants issued for Vaporfection	0	1,166,000	0
Repayments Of Debt [Member]
Non-cash investing and financing activities:
Common stock issued	0	53,500	0
Stock Issued For Accounts Payable [Member]
Non-cash investing and financing activities:
Common stock issued	316,065	119,536	0
Stock Issued For Related Party Notes Payable [Member]
Non-cash investing and financing activities:
Common stock issued	0	0	125,000
PVM International Inc. (PVMI) [Member]
Non-cash investing and financing activities:
Common stock issued	$ 0	$ 0	$ 2,000